Loans - TDR Number of Contracts Modified And Recorded Investment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) contracts	Dec. 31, 2014 USD ($) contracts	Dec. 31, 2013 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	424	450	496
Total Recorded Investment Modified as TDRs During Period	$ 23,324	$ 8,395	$ 18,467
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	39	30	34
Total Recorded Investment Modified as TDRs During Period	$ 12,588	$ 723	$ 1,341
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	14	11	22
Total Recorded Investment Modified as TDRs During Period	$ 4,160	$ 2,438	$ 8,563
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts		0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	2	2	3
Total Recorded Investment Modified as TDRs During Period	$ 513	$ 206	$ 98
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	1	0	0
Total Recorded Investment Modified as TDRs During Period	$ 19
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	2	4
Total Recorded Investment Modified as TDRs During Period		$ 56	$ 51
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	11	9	15
Total Recorded Investment Modified as TDRs During Period	$ 1,185	$ 866	$ 2,552
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	39	46	62
Total Recorded Investment Modified as TDRs During Period	$ 3,254	$ 2,357	$ 4,245
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	26	10	16
Total Recorded Investment Modified as TDRs During Period	$ 360	$ 326	$ 175
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	9	10	13
Total Recorded Investment Modified as TDRs During Period	$ 155	$ 121	$ 292
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	283	330	327
Total Recorded Investment Modified as TDRs During Period	$ 1,090	$ 1,302	$ 1,150
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	11,766	1,946	3,093
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	8,948	292	7
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	637	1,184
Accruing | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	513
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	19	0	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0	26
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,132	32	1,967
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	315	85	175
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		109	113
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	202	244	805
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	11,558	6,449	15,374
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,640	431	1,334
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,523	1,254	8,563
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		206	98
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		56	25
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,185	866	2,552
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,122	2,325	2,278
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	45	241	0
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	155	12	179
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 888	$ 1,058	$ 345